Capital Structure, Financial Risk and Related Items - Fair Value Measurement (Details) - Net Book value - DKK (kr) kr in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Marketable Securities
Reconciliation of changes in fair value measurement, assets [abstract]
Financial assets	kr 12,431	kr 10,381
Marketable Securities | Level 1 of fair value hierarchy [member]
Reconciliation of changes in fair value measurement, assets [abstract]
Financial assets	12,431	10,381
Other investments
Reconciliation of changes in fair value measurement, assets [abstract]
Financial assets	133	371
Other investments | Level 1 of fair value hierarchy [member]
Reconciliation of changes in fair value measurement, assets [abstract]
Financial assets	67	344
Other investments | Level 3 of fair value hierarchy [member]
Reconciliation of changes in fair value measurement, assets [abstract]
Financial assets	kr 66	kr 27	kr 14